Stockholders’ Deficit (Details) - USD ($)				1 Months Ended	12 Months Ended
		Feb. 12, 2024	Dec. 29, 2023	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Stockholders’ Deficit [Line Items]
Preferred stock, shares authorized				1,000,000	1,000,000	1,000,000
Preferred stock par value (in Dollars per share)				$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, shares authorized	[1]			50,000,000	50,000,000	50,000,000
Common stock, shares outstanding	[1]			1,999,200	1,967,000	1,999,200
Common stock, shares issued	[1]			1,999,200	1,967,000	1,999,200
Common stock subject to possible redemption				6,900,000	6,900,000	6,900,000
Common stock subject to forfeiture (in Dollars)
Number of unit issued		115,000
Period ending on anniversary					180 days
Number of shares issued per unit					5
Threshold period for not to after completion of initial business combination					30 days
Public warrants exercisable term from the closing of the initial public offering					12 months
Rights [Member]
Stockholders’ Deficit [Line Items]
Number of shares issued per unit					1
Public warrants expiration term					5 years
Exceeds per share (in Dollars per share)					$ 0.01
Minimum threshold written notice period for redemption of public warrants					30 days
Public Warrants [Member]
Stockholders’ Deficit [Line Items]
Threshold period for not to after completion of initial business combination					30 days
Exceeds per share (in Dollars per share)					$ 18
Minimum threshold written notice period for redemption of public warrants					30 days
Threshold trading days for redemption of public warrants					20 days
Threshold consecutive trading days for redemption of public warrants					30 days
Redemption period, term					30 days
Warrant outstanding					6,900,000
Private Warrants [Member]
Stockholders’ Deficit [Line Items]
Warrant outstanding				2,457,000		2,457,000
Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock, shares outstanding				1,999,200	1,967,000	1,999,200
Common stock, shares issued				1,999,200	1,967,000	1,999,200
Common stock subject to forfeiture (in Dollars)					$ (3)
Founder shares were forfeited					(32,000)
Aggregate shares						32,200
Number of shares issued per unit					1
Founder Shares [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Aggregate shares		1,932,000
Common Stock [Member] | Founder Shares [Member]
Stockholders’ Deficit [Line Items]
Founder shares were forfeited		32,200
Over-Allotment Option [Member]
Stockholders’ Deficit [Line Items]
Number of unit issued		115,000	800,000		800,000
Over-Allotment Option [Member] | Founder Shares [Member]
Stockholders’ Deficit [Line Items]
Founder shares were forfeited				32,200
Over-Allotment Option [Member] | Common Stock [Member]
Stockholders’ Deficit [Line Items]
Common stock subject to forfeiture (in Dollars)					$ 32,200
IPO [Member]
Stockholders’ Deficit [Line Items]
Number of unit issued			6,900,000		6,900,000
Designees shares					35,000

[1]	At December 31, 2023, includes an aggregate of 32,200 Founder Shares subject to forfeiture by the initial stockholder to the extent that the underwriters’ over-allotment option is not exercised in full. On February 12, 2024, the remainder of the over-allotment option to purchase 115,000 Units expired and 32,200 Founder Shares were forfeited, resulting in the Sponsor holding an aggregate of 1,932,000 Founder Shares (Note 6).